CASH DISTRIBUTIONS AND EARNINGS PER UNIT - Schedule Of Earnings Per Share Reconciliation (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Net income	$ 19,511	$ 16,681	$ 35,757	$ 33,618
Earnings attributable to:
Common unit holders	$ 18,671	$ 16,348	$ 34,143	$ 32,946
Weighted average units outstanding (basic and diluted):
Common units holders	65,284,163	57,260,811	64,254,881	55,884,987
Earnings per unit (basic and diluted):
Common unit holders	$ 0.29	$ 0.29	$ 0.53	$ 0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$ 0.44	$ 0.47	$ 0.9	$ 0.91
Loss per unit - undistributed (basic and diluted):
Common unit holders	$ (0.15)	$ (0.18)	$ (0.37)	$ (0.32)